Insurance Contracts - Summary of Movements in Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 122,146	€ 122,885
Beginning balance	18,910	20,253
Disposals	(25)
Ending balance	20,992	18,910
Ending balance	124,422	122,146
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	109,062	109,310
Beginning balance	17,421	18,464
Portfolio transfers and acquisitions	(26)	(29)
Unwind of discount / interest credited	828	839
Gross premium and deposits - existing and new business	6,033	6,758
Unwind of discount / interest credited	4,037	3,725
Insurance liabilities released	(9,490)	(9,557)
Changes in valuation of expected future benefits	(1,635)	1,918
Loss recognized as a result of liability adequacy testing	(236)	903
Shadow accounting adjustments	(1,821)	1,419
Net exchange differences	4,713	(5,842)
Net exchange differences	1,342	(1,536)
Transfer (to) / from insurance (reinsurance) contracts	36	(12)
Transfer (to) / from insurance contracts for account of policyholders	0	465
Ending balance	19,409	17,421
Other	17	3
Ending balance	110,691	109,062
Insurance contracts for general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	3,965	4,385
Gross premium and deposits - existing and new business	1,276	1,306
Unwind of discount / interest credited	192	203
Insurance liabilities released	(1,562)	(1,656)
Changes in valuation of expected future benefits	(36)	66
Shadow accounting adjustments	(7)	8
Loss recognized as a result of liability adequacy	(3)	10
Net exchange differences	296	(358)
Other	(1)	2
Ending balance	4,120	3,965
Non-Life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	9,118	9,190
Beginning balance	1,144	1,376
Portfolio transfers and acquisitions	1	6
Unwind of discount / interest credited	83	87
Gross premium and deposits - existing and new business	1,508	1,551
Unwind of discount / interest credited	479	499
Insurance liabilities released	(992)	(1,080)
Changes in valuation of expected future benefits	(36)	77
Change in unearned premiums	(731)	(724)
Change in unexpired risks		2
Incurred related to current year	670	670
Incurred related to prior years	267	259
Release for claims settled current year	(269)	(257)
Release for claims settled prior years	(757)	(860)
Shadow accounting adjustments	(153)	385
Change in IBNR	(59)	117
Net exchange differences	592	(709)
Net exchange differences	84	(103)
Ending balance	1,245	1,144
Other	(1)	(6)
Ending balance	9,611	9,118
Insurance Contracts for Account of Policyholders [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	135,441	135,710
Portfolio transfers and acquisitions	(547)	(64)
Gross premium and deposits - existing and new business	5,532	7,030
Unwind of discount / interest credited	14,994	13,858
Insurance liabilities released	(13,199)	(10,160)
Fund charges released	(1,680)	(1,644)
Changes in valuation of expected future benefits	(145)	(266)
Net exchange differences	8,144	(8,558)
Transfer (to) / from insurance (reinsurance) contracts	783	(465)
Other	1
Ending balance	€ 149,323	€ 135,441